                                                                                                                        September 11, 2013

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Stock Fund

BNY Mellon Asset Allocation Fund

Supplement to Statement of Additional Information
dated December 31, 2012

The following information supplements and supersedes any contrary information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of other accounts advised by the primary portfolio managers shown below and assets under management in those accounts as of July 31, 2013:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Warren Chiang	11	$ 1.631 B	17	$609 M	45	$ 6.311 B
Ronald P. Gala	11	$ 1.631 B	17	$609 M	45	$ 6.311 B

The following table provides information on accounts managed (included within the table above) by the primary portfolio managers shown below that are subject to performance-based advisory fees:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts
Warren Chiang	Other Accounts	9	$980 M
Ronald P. Gala	Other Accounts	9	$980 M

As of the date of this Supplement, neither Warren Chiang nor Ronald P. Gala  own shares of the funds.

The following information supplements and supersedes any contrary information contained in the section of the Statement of Additional Information entitled "Investments, Investment Techniques and Risks – Funds other than Money Market Funds":

BNY Mellon Large Cap Stock Fund may invest in and utilize the investments and investment techniques indicated below.

Equity Securities[1]	IPOs	U.S. Government Securities	Corporate Debt Securities	High Yield and Lower-Rated Securities	Zero Coupon, Pay-in-Kind and Step-Up Securities	Inflation-Indexed Securities (other than TIPS)
✓	✓	✓

1Includes common and preferred stock, convertible securities and warrants.

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